Fair value of financial instrument - Summary of Fair Value for Financial Instruments Carried at Amortized Cost and Classified Using the Fair Value Hierarchy (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of fair value measurement of assets and liabilities [line Items]
Interest-bearing deposits with banks	$ 39,013	$ 38,345
Investment securities	275,814	249,004
Assets purchased under reverse repurchase agreements and securities borrowed	313,015	306,961
Deposits
Personal	343,052	294,732
Business and government	624,311	565,482
Bank	44,522	25,791
Deposits	1,011,885	886,005
Obligations related to assets sold under repurchase agreements and securities loaned	274,231	226,586
Subordinated debentures	9,867	9,815
Level 3 [member]
Loans
Fair value	3,584	2,954
Deposits
Financial liabilities	1,606	1,376
Fair value of financial instruments not measured at fair value [member] | Fair Value Always Approximates Carrying Value [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Interest-bearing deposits with banks	17,410	16,062
Assets purchased under reverse repurchase agreements and securities borrowed	37,064	48,784
Loans
Retail	66,151	66,647
Wholesale	11,278	6,596
Financial assets, excluding other financial assets	77,429	73,243
Other assets	56,484	49,761
Fair value	188,387	187,850
Deposits
Personal	245,777	195,583
Business and government	364,451	296,166
Bank	19,070	15,093
Deposits	629,298	506,842
Obligations related to assets sold under repurchase agreements and securities loaned	18,309	7,974
Other liabilities	56,200	50,601
Subordinated debentures		8
Financial liabilities	703,807	565,425
Fair value of financial instruments not measured at fair value [member] | Fair value may not approximate carrying value [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Investment securities	58,627	45,104
Assets purchased under reverse repurchase agreements and securities borrowed	11,557	12,110
Loans
Retail	396,733	357,769
Wholesale	187,475	178,049
Financial assets, excluding other financial assets	584,208	535,818
Other assets	581	614
Fair value	654,973	593,646
Deposits
Personal	79,027	81,770
Business and government	154,050	156,370
Bank	7,448	7,680
Deposits	240,525	245,820
Other liabilities	9,519	10,423
Subordinated debentures	10,071	9,922
Financial liabilities	260,115	266,165
Fair value of financial instruments not measured at fair value [member] | Fair value may not approximate carrying value [member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Investment securities	502	523
Loans
Fair value	502	523
Fair value of financial instruments not measured at fair value [member] | Fair value may not approximate carrying value [member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Investment securities	58,125	44,581
Assets purchased under reverse repurchase agreements and securities borrowed	11,557	12,110
Loans
Retail	392,093	352,717
Wholesale	182,094	173,274
Financial assets, excluding other financial assets	574,187	525,991
Other assets	450	469
Fair value	644,319	583,151
Deposits
Personal	78,500	81,179
Business and government	153,395	155,646
Bank	7,439	7,671
Deposits	239,334	244,496
Other liabilities	1,004	445
Subordinated debentures	10,012	9,864
Financial liabilities	250,350	254,805
Fair value of financial instruments not measured at fair value [member] | Fair value may not approximate carrying value [member] | Level 3 [member]
Loans
Retail	4,640	5,052
Wholesale	5,381	4,775
Financial assets, excluding other financial assets	10,021	9,827
Other assets	131	145
Fair value	10,152	9,972
Deposits
Personal	527	591
Business and government	655	724
Bank	9	9
Deposits	1,191	1,324
Other liabilities	8,515	9,978
Subordinated debentures	59	58
Financial liabilities	9,765	11,360
Fair value of financial instruments not measured at fair value [member] | At fair value [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Interest-bearing deposits with banks	17,410	16,062
Investment securities	58,627	45,104
Assets purchased under reverse repurchase agreements and securities borrowed	48,621	60,894
Loans
Retail	462,884	424,416
Wholesale	198,753	184,645
Financial assets, excluding other financial assets	661,637	609,061
Other assets	57,065	50,375
Fair value	843,360	781,496
Deposits
Personal	324,804	277,353
Business and government	518,501	452,536
Bank	26,518	22,773
Deposits	869,823	752,662
Obligations related to assets sold under repurchase agreements and securities loaned	18,309	7,974
Other liabilities	65,719	61,024
Subordinated debentures	10,071	9,930
Financial liabilities	$ 963,922	$ 831,590